UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2011

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS
DWS Equity 500 Index VIP
Contents
3 Performance Summary
4 Information About Your Fund's Expenses
5 Portfolio Summary
6 Investment Portfolio
17 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
21 Financial Highlights
23 Notes to Financial Statements
27 Proxy Voting
28 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. Any decline in value of a fund security that is out on loan by the portfolio will adversely affect performance. Financial failure of the borrower may mean a delay in recovery or loss of rights in the collateral. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2011

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2011 are 0.33%, 0.58% and 0.73% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index VIP — Class A [] S&P 500® Index
The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2011)
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,585	$13,028	$10,963	$11,433	$12,736
	Average annual total return	5.85%	30.28%	3.11%	2.71%	2.45%
S&P 500 Index	Growth of $10,000	$10,602	$13,069	$11,035	$11,561	$13,076
	Average annual total return	6.02%	30.69%	3.34%	2.94%	2.72%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,566	$12,992	$10,880	$11,289	$14,040
	Average annual total return	5.66%	29.92%	2.85%	2.45%	3.77%
S&P 500 Index	Growth of $10,000	$10,602	$13,069	$11,035	$11,561	$14,699
	Average annual total return	6.02%	30.69%	3.34%	2.94%	4.29%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B2	Growth of $10,000	$10,566	$12,973	$10,831	$11,221	$11,626
	Average annual total return	5.66%	29.73%	2.70%	2.33%	2.64%
S&P 500 Index	Growth of $10,000	$10,602	$13,069	$11,035	$11,561	$12,121
	Average annual total return	6.02%	30.69%	3.34%	2.94%	3.40%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

** The Fund commenced offering Class B2 shares on September 16, 2005. Index returns began on September 30, 2005.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2011 to June 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2011
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,058.50	$1,056.60	$1,056.60
Expenses Paid per $1,000*	$1.68	$2.96	$3.72

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/11	$1,023.16	$1,021.92	$1,021.17
Expenses Paid per $1,000*	$1.66	$2.91	$3.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.33%	.58%	.73%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/11	12/31/10

Common Stocks	95%	99%
Cash Equivalents*	5%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/11	12/31/10

Information Technology	18%	19%
Financials	15%	16%
Energy	13%	12%
Health Care	12%	11%
Industrials	11%	11%
Consumer Discretionary	11%	10%
Consumer Staples	11%	11%
Materials	3%	4%
Utilities	3%	3%
Telecommunication Services	3%	3%
	100%	100%

Ten Largest Equity Holdings (18.1% of Net Assets)
1. Exxon Mobil Corp. Explorer and producer of oil and gas	3.3%
2. Apple, Inc. Manufacturer of personal computers and communication solutions	2.5%
3. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.7%
4. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.7%
5. General Electric Co. A diversified company provider of services to the technology, media and financial industries	1.6%
6. Microsoft Corp. Developer of computer software	1.6%
7. AT&T, Inc. Provider of communications services	1.5%
8. Johnson & Johnson Provider of health care products	1.5%
9. Procter & Gamble Co. Manufacturer of diversified consumer products	1.4%
10. JPMorgan Chase & Co. Provider of global financial services	1.3%

Asset allocation, sector diversification, and holdings are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in futures contracts.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio June 30, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 10.5%
Auto Components 0.3%
Goodyear Tire & Rubber Co.*	15,452	259,130
Johnson Controls, Inc.	44,399	1,849,662
		2,108,792
Automobiles 0.5%
Ford Motor Co.*	248,165	3,422,196
Harley-Davidson, Inc.	14,961	612,952
		4,035,148
Distributors 0.1%
Genuine Parts Co.	10,004	544,218
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	7,967	347,999
DeVry, Inc.	3,933	232,558
H&R Block, Inc.	19,258	308,898
		889,455
Hotels Restaurants & Leisure 1.8%
Carnival Corp. (Units)	28,749	1,081,825
Chipotle Mexican Grill, Inc.*	1,967	606,210
Darden Restaurants, Inc.	8,872	441,471
International Game Technology	19,020	334,372
Marriott International, Inc. "A"	18,460	655,145
McDonald's Corp.	67,835	5,719,847
Starbucks Corp.	49,057	1,937,261
Starwood Hotels & Resorts Worldwide, Inc.	13,110	734,684
Wyndham Worldwide Corp.	11,116	374,053
Wynn Resorts Ltd.	4,817	691,432
Yum! Brands, Inc.	30,524	1,686,146
		14,262,446
Household Durables 0.4%
D.R. Horton, Inc.	17,954	206,830
Fortune Brands, Inc.	10,485	668,628
Harman International Industries, Inc.	4,431	201,921
Leggett & Platt, Inc.	9,170	223,565
Lennar Corp. "A"	10,081	182,970
Newell Rubbermaid, Inc.	18,413	290,557
Pulte Group, Inc.*	21,117	161,756
Stanley Black & Decker, Inc.	11,329	816,255
Whirlpool Corp.	4,867	395,784
		3,148,266
Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	23,328	4,770,343
Expedia, Inc.	12,643	366,520
Netflix, Inc.*	2,782	730,804
Priceline.com, Inc.*	3,236	1,656,605
		7,524,272
Leisure Equipment & Products 0.1%
Hasbro, Inc.	8,748	384,300
Mattel, Inc.	23,933	657,918
		1,042,218
Media 3.2%
Cablevision Systems Corp. (New York Group) "A"	14,662	530,911
CBS Corp. "B"	44,474	1,267,064
Comcast Corp. "A"	180,719	4,579,419
DIRECTV "A"*	50,219	2,552,130
	Shares	Value ($)

Discovery Communications, Inc. "A"*	17,870	731,955
Gannett Co., Inc.	15,090	216,089
Interpublic Group of Companies, Inc.	31,051	388,138
McGraw-Hill Companies, Inc.	19,609	821,813
News Corp. "A"	149,346	2,643,424
Omnicom Group, Inc.	18,013	867,506
Scripps Networks Interactive "A"	5,749	281,011
Time Warner Cable, Inc.	21,974	1,714,851
Time Warner, Inc.	69,964	2,544,591
Viacom, Inc. "B"	38,252	1,950,852
Walt Disney Co.	123,491	4,821,089
Washington Post Co. "B"	324	135,740
		26,046,583
Multiline Retail 0.7%
Big Lots, Inc.*	4,795	158,954
Family Dollar Stores, Inc.	8,044	422,793
JC Penney Co., Inc.	13,708	473,474
Kohl's Corp.	18,479	924,135
Macy's, Inc.	28,615	836,703
Nordstrom, Inc.	10,621	498,550
Sears Holdings Corp.*	2,781	198,675
Target Corp.	45,038	2,112,732
		5,626,016
Specialty Retail 1.8%
Abercrombie & Fitch Co. "A"	5,524	369,666
AutoNation, Inc.*	4,026	147,392
AutoZone, Inc.*	1,675	493,874
Bed Bath & Beyond, Inc.*	16,342	953,883
Best Buy Co., Inc.	20,825	654,113
CarMax, Inc.*	14,473	478,622
GameStop Corp. "A"*	8,935	238,296
Home Depot, Inc.	104,114	3,771,009
Limited Brands, Inc.	16,687	641,615
Lowe's Companies, Inc.	85,172	1,985,359
O'Reilly Automotive, Inc.*	8,957	586,773
Ross Stores, Inc.	7,558	605,547
Staples, Inc.	45,671	721,602
The Gap, Inc.	26,253	475,179
Tiffany & Co.	8,626	677,314
TJX Companies, Inc.	25,234	1,325,542
Urban Outfitters, Inc.*	7,966	224,243
		14,350,029
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	19,584	1,252,005
NIKE, Inc. "B"	24,699	2,222,416
Polo Ralph Lauren Corp.	4,186	555,105
VF Corp.	5,953	646,258
		4,675,784
Consumer Staples 10.5%
Beverages 2.5%
Brown-Forman Corp. "B"	6,556	489,668
Coca-Cola Co.	149,454	10,056,760
Coca-Cola Enterprises, Inc.	20,934	610,854
Constellation Brands, Inc. "A"*	11,221	233,621
Dr. Pepper Snapple Group, Inc.	14,222	596,329
Molson Coors Brewing Co. "B"	11,107	496,927
PepsiCo, Inc.	103,187	7,267,460
		19,751,619
	Shares	Value ($)

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	28,567	2,320,783
CVS Caremark Corp.	88,637	3,330,978
Kroger Co.	39,762	986,098
Safeway, Inc.	23,354	545,783
SUPERVALU, Inc.	13,849	130,319
Sysco Corp.	38,613	1,203,953
Wal-Mart Stores, Inc.	124,604	6,621,457
Walgreen Co.	59,892	2,543,014
Whole Foods Market, Inc.	10,140	643,383
		18,325,768
Food Products 1.8%
Archer-Daniels-Midland Co.	44,883	1,353,222
Campbell Soup Co.	11,644	402,300
ConAgra Foods, Inc.	27,920	720,615
Dean Foods Co.*	11,939	146,492
General Mills, Inc.	41,644	1,549,990
H.J. Heinz Co.	21,336	1,136,782
Hormel Foods Corp.	8,691	259,079
Kellogg Co.	16,867	933,082
Kraft Foods, Inc. "A"	114,634	4,038,556
McCormick & Co., Inc.	8,435	418,123
Mead Johnson Nutrition Co.	13,720	926,786
Sara Lee Corp.	39,282	745,965
The Hershey Co.	9,751	554,344
The JM Smucker Co.	7,567	578,422
Tyson Foods, Inc. "A"	18,916	367,349
		14,131,107
Household Products 2.1%
Clorox Co.	8,777	591,921
Colgate-Palmolive Co.	31,932	2,791,176
Kimberly-Clark Corp.	25,668	1,708,462
Procter & Gamble Co.	182,277	11,587,349
		16,678,908
Personal Products 0.2%
Avon Products, Inc.	29,076	814,128
Estee Lauder Companies, Inc. "A"	7,261	763,785
		1,577,913
Tobacco 1.6%
Altria Group, Inc.	136,324	3,600,317
Lorillard, Inc.	9,351	1,018,043
Philip Morris International, Inc.	116,021	7,746,722
Reynolds American, Inc.	22,839	846,185
		13,211,267
Energy 12.5%
Energy Equipment & Services 2.4%
Baker Hughes, Inc.	28,358	2,057,657
Cameron International Corp.*	16,556	832,601
Diamond Offshore Drilling, Inc.	4,390	309,100
FMC Technologies, Inc.*	16,380	733,660
Halliburton Co.	59,681	3,043,731
Helmerich & Payne, Inc.	7,453	492,792
Nabors Industries Ltd.*	18,018	443,964
National Oilwell Varco, Inc.	27,600	2,158,596
Noble Corp.	16,017	631,230
Rowan Companies, Inc.*	8,019	311,217
Schlumberger Ltd.	88,615	7,656,336
		18,670,884
Oil, Gas & Consumable Fuels 10.1%
Alpha Natural Resources, Inc.*	14,377	653,291
Anadarko Petroleum Corp.	32,457	2,491,399
Apache Corp.	25,016	3,086,724
	Shares	Value ($)

Cabot Oil & Gas Corp.	6,578	436,187
Chesapeake Energy Corp.	43,433	1,289,526
Chevron Corp.	131,165	13,489,009
ConocoPhillips	92,174	6,930,563
CONSOL Energy, Inc.	14,378	697,045
Denbury Resources, Inc.*	25,394	507,880
Devon Energy Corp.	27,576	2,173,265
El Paso Corp.	51,036	1,030,927
EOG Resources, Inc.	17,530	1,832,762
EQT Corp.	9,532	500,621
Exxon Mobil Corp.	321,646	26,175,551
Hess Corp.	19,739	1,475,688
Marathon Oil Corp.	46,341	2,441,244
Murphy Oil Corp.	13,000	853,580
Newfield Exploration Co.*	8,528	580,075
Noble Energy, Inc.	11,717	1,050,195
Occidental Petroleum Corp.	53,082	5,522,651
Peabody Energy Corp.	18,044	1,062,972
Pioneer Natural Resources Co.	7,953	712,350
QEP Resources, Inc.	11,243	470,295
Range Resources Corp.	11,066	614,163
Southwestern Energy Co.*	23,272	997,903
Spectra Energy Corp.	42,967	1,177,725
Sunoco, Inc.	7,685	320,541
Tesoro Corp.*	9,218	211,184
Valero Energy Corp.	38,110	974,473
Williams Companies, Inc.	38,898	1,176,665
		80,936,454
Financials 14.9%
Capital Markets 2.3%
Ameriprise Financial, Inc.	15,961	920,631
Bank of New York Mellon Corp.	81,357	2,084,366
BlackRock, Inc.	6,337	1,215,500
Charles Schwab Corp.	66,603	1,095,619
E*TRADE Financial Corp.*	16,189	223,408
Federated Investors, Inc. "B"	5,944	141,705
Franklin Resources, Inc.	9,214	1,209,706
Invesco Ltd.	29,445	689,013
Janus Capital Group, Inc.	12,271	115,838
Legg Mason, Inc.	9,690	317,445
Morgan Stanley	101,210	2,328,842
Northern Trust Corp.	15,757	724,192
State Street Corp.	33,167	1,495,500
T. Rowe Price Group, Inc.	17,312	1,044,606
The Goldman Sachs Group, Inc.	33,884	4,509,622
		18,115,993
Commercial Banks 2.6%
BB&T Corp.	45,976	1,233,996
Comerica, Inc.	11,316	391,194
Fifth Third Bancorp.	62,156	792,489
First Horizon National Corp.	16,686	159,184
Huntington Bancshares, Inc.	54,953	360,492
KeyCorp	64,973	541,225
M&T Bank Corp.	8,262	726,643
Marshall & Ilsley Corp.	33,276	265,210
PNC Financial Services Group, Inc.	34,437	2,052,789
Regions Financial Corp.	80,768	500,762
SunTrust Banks, Inc.	35,523	916,493
US Bancorp.	125,931	3,212,500
Wells Fargo & Co.	345,549	9,696,105
Zions Bancorp.	11,519	276,571
		21,125,653
	Shares	Value ($)

Consumer Finance 0.8%
American Express Co.	68,344	3,533,385
Capital One Financial Corp.	29,997	1,549,945
Discover Financial Services	36,456	975,198
SLM Corp.	33,423	561,840
		6,620,368
Diversified Financial Services 3.7%
Bank of America Corp.	662,143	7,257,087
Citigroup, Inc.	190,793	7,944,621
CME Group, Inc. "A"	4,443	1,295,534
IntercontinentalExchange, Inc.*	4,671	582,520
JPMorgan Chase & Co.	259,697	10,631,995
Leucadia National Corp.	12,678	432,320
Moody's Corp.	12,667	485,779
NYSE Euronext	16,613	569,328
The NASDAQ OMX Group, Inc.*	9,426	238,478
		29,437,662
Insurance 3.7%
ACE Ltd.	22,144	1,457,518
Aflac, Inc.	30,873	1,441,152
Allstate Corp.	34,345	1,048,553
American International Group, Inc.*	29,373	861,216
Aon Corp.	21,148	1,084,892
Assurant, Inc.	6,266	227,268
Berkshire Hathaway, Inc. "B"*	113,162	8,757,607
Chubb Corp.	18,726	1,172,435
Cincinnati Financial Corp.	10,538	307,499
Genworth Financial, Inc. "A"*	31,472	323,532
Hartford Financial Services Group, Inc.	30,160	795,319
Lincoln National Corp.	20,025	570,512
Loews Corp.	19,975	840,748
Marsh & McLennan Companies, Inc.	36,170	1,128,142
MetLife, Inc.	69,160	3,034,049
Principal Financial Group, Inc.	20,402	620,629
Progressive Corp.	41,802	893,727
Prudential Financial, Inc.	31,993	2,034,435
The Travelers Companies, Inc.	27,488	1,604,749
Torchmark Corp.	4,905	314,607
Unum Group	19,656	500,835
XL Group PLC	19,865	436,633
		29,456,057
Real Estate Investment Trusts 1.6%
Apartment Investment & Management Co. "A" (REIT)	7,725	197,219
AvalonBay Communities, Inc. (REIT)	5,811	746,133
Boston Properties, Inc. (REIT)	9,513	1,009,900
Equity Residential (REIT)	19,479	1,168,740
HCP, Inc. (REIT)	26,780	982,558
Health Care REIT, Inc. (REIT)	11,165	585,381
Host Hotels & Resorts, Inc. (REIT)	46,283	784,497
Kimco Realty Corp. (REIT)	25,625	477,650
Plum Creek Timber Co., Inc. (REIT)	10,354	419,751
Prologis, Inc. (REIT)	30,123	1,079,608
Public Storage (REIT)	9,300	1,060,293
Simon Property Group, Inc. (REIT)	18,875	2,193,841
Ventas, Inc. (REIT)	10,318	543,862
Vornado Realty Trust (REIT)	10,908	1,016,408
Weyerhaeuser Co. (REIT)	36,429	796,338
		13,062,179
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	18,620	467,548
	Shares	Value ($)

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	33,890	277,559
People's United Financial, Inc.	22,923	308,085
		585,644
Health Care 11.5%
Biotechnology 1.2%
Amgen, Inc.*	60,837	3,549,839
Biogen Idec, Inc.*	15,799	1,689,229
Celgene Corp.*	30,322	1,829,023
Cephalon, Inc.*	4,808	384,159
Gilead Sciences, Inc.*	51,526	2,133,692
		9,585,942
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	37,224	2,221,901
Becton, Dickinson & Co.	14,021	1,208,190
Boston Scientific Corp.*	104,190	719,953
C.R. Bard, Inc.	5,850	642,681
CareFusion Corp.*	14,138	384,129
Covidien PLC	32,344	1,721,671
DENTSPLY International, Inc.	9,040	344,243
Edwards Lifesciences Corp.*	7,287	635,281
Intuitive Surgical, Inc.*	2,603	968,602
Medtronic, Inc.	69,865	2,691,898
St. Jude Medical, Inc.	21,700	1,034,656
Stryker Corp.	22,209	1,303,446
Varian Medical Systems, Inc.*	7,555	529,001
Zimmer Holdings, Inc.*	12,999	821,537
		15,227,189
Health Care Providers & Services 2.2%
Aetna, Inc.	24,386	1,075,179
AmerisourceBergen Corp.	18,577	769,088
Cardinal Health, Inc.	23,304	1,058,468
CIGNA Corp.	18,158	933,866
Coventry Health Care, Inc.*	9,515	347,012
DaVita, Inc.*	6,111	529,274
Express Scripts, Inc.*	34,586	1,866,952
Humana, Inc.	11,300	910,102
Laboratory Corp. of America Holdings*	6,345	614,132
McKesson Corp.	16,401	1,371,943
Medco Health Solutions, Inc.*	26,101	1,475,228
Patterson Companies, Inc.	6,085	200,136
Quest Diagnostics, Inc.	10,748	635,207
Tenet Healthcare Corp.*	30,725	191,724
UnitedHealth Group, Inc.	70,715	3,647,480
WellPoint, Inc.	23,919	1,884,099
		17,509,890
Health Care Technology 0.1%
Cerner Corp.*	9,190	561,601
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.*	22,890	1,169,908
Life Technologies Corp.*	11,424	594,848
PerkinElmer, Inc.	7,110	191,330
Thermo Fisher Scientific, Inc.*	25,039	1,612,261
Waters Corp.*	5,781	553,473
		4,121,820
Pharmaceuticals 5.6%
Abbott Laboratories	101,437	5,337,615
Allergan, Inc.	19,996	1,664,667
Bristol-Myers Squibb Co.	110,961	3,213,431
Eli Lilly & Co.	66,182	2,483,810
Forest Laboratories, Inc.*	19,414	763,747
	Shares	Value ($)

Hospira, Inc.*	10,623	601,899
Johnson & Johnson	179,008	11,907,612
Merck & Co., Inc.	201,375	7,106,524
Mylan, Inc.*	29,937	738,546
Pfizer, Inc.	515,720	10,623,832
Watson Pharmaceuticals, Inc.*	7,992	549,290
		44,990,973
Industrials 11.0%
Aerospace & Defense 2.8%
Boeing Co.	48,098	3,555,885
General Dynamics Corp.	24,322	1,812,475
Goodrich Corp.	7,975	761,613
Honeywell International, Inc.	51,395	3,062,628
ITT Corp.	12,527	738,216
L-3 Communications Holdings, Inc.	6,880	601,656
Lockheed Martin Corp.	18,814	1,523,370
Northrop Grumman Corp.	19,212	1,332,352
Precision Castparts Corp.	9,413	1,549,850
Raytheon Co.	23,850	1,188,923
Rockwell Collins, Inc.	9,866	608,634
Textron, Inc.	17,618	415,961
United Technologies Corp.	59,738	5,287,410
		22,438,973
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	10,538	830,816
Expeditors International of Washington, Inc.	14,478	741,129
FedEx Corp.	20,609	1,954,763
United Parcel Service, Inc. "B"	64,413	4,697,640
		8,224,348
Airlines 0.1%
Southwest Airlines Co.	52,642	601,172
Building Products 0.0%
Masco Corp.	22,862	275,030
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	6,807	262,955
Cintas Corp.	7,834	258,757
Iron Mountain, Inc.	12,775	435,500
Pitney Bowes, Inc.	12,894	296,433
R.R. Donnelley & Sons Co.	13,003	254,989
Republic Services, Inc.	19,571	603,765
Stericycle, Inc.*	5,410	482,139
Waste Management, Inc.	31,563	1,176,353
		3,770,891
Construction & Engineering 0.2%
Fluor Corp.	11,983	774,821
Jacobs Engineering Group, Inc.*	8,022	346,951
Quanta Services, Inc.*	13,679	276,316
		1,398,088
Electrical Equipment 0.5%
Emerson Electric Co.	49,208	2,767,950
Rockwell Automation, Inc.	9,561	829,512
Roper Industries, Inc.	6,610	550,613
		4,148,075
Industrial Conglomerates 2.4%
3M Co.	46,443	4,405,118
General Electric Co.	693,094	13,071,753
Tyco International Ltd.	30,609	1,513,003
		18,989,874
Machinery 2.3%
Caterpillar, Inc.	42,135	4,485,692
Cummins, Inc.	13,044	1,349,923
	Shares	Value ($)

Danaher Corp.	35,580	1,885,384
Deere & Co.	27,493	2,266,798
Dover Corp.	12,589	853,534
Eaton Corp.	22,599	1,162,718
Flowserve Corp.	3,513	386,044
Illinois Tool Works, Inc.	32,743	1,849,652
Ingersoll-Rand PLC	22,036	1,000,655
Joy Global, Inc.	6,628	631,251
PACCAR, Inc.	24,186	1,235,663
Pall Corp.	7,377	414,809
Parker Hannifin Corp.	10,835	972,333
Snap-on, Inc.	3,679	229,864
		18,724,320
Professional Services 0.1%
Dun & Bradstreet Corp.	3,116	235,383
Equifax, Inc.	7,761	269,462
Robert Half International, Inc.	9,140	247,054
		751,899
Road & Rail 0.9%
CSX Corp.	72,408	1,898,538
Norfolk Southern Corp.	23,067	1,728,410
Ryder System, Inc.	3,274	186,127
Union Pacific Corp.	32,008	3,341,635
		7,154,710
Trading Companies & Distributors 0.2%
Fastenal Co.	20,111	723,795
W.W. Grainger, Inc.	3,694	567,583
		1,291,378
Information Technology 17.5%
Communications Equipment 2.0%
Cisco Systems, Inc.	359,375	5,609,844
F5 Networks, Inc.*	5,130	565,582
Harris Corp.	8,185	368,816
JDS Uniphase Corp.*	14,116	235,173
Juniper Networks, Inc.*	35,574	1,120,581
Motorola Mobility Holdings, Inc.*	18,628	410,561
Motorola Solutions, Inc.*	22,471	1,034,565
QUALCOMM, Inc.	109,095	6,195,505
Tellabs, Inc.	22,327	102,927
		15,643,554
Computers & Peripherals 4.2%
Apple, Inc.*	60,416	20,279,839
Dell, Inc.*	107,278	1,788,324
EMC Corp.*	134,341	3,701,094
Hewlett-Packard Co.	135,537	4,933,547
Lexmark International, Inc. "A"*	4,849	141,882
NetApp, Inc.*	24,351	1,285,246
SanDisk Corp.*	16,268	675,122
Western Digital Corp.*	14,821	539,188
		33,344,242
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	11,170	603,068
Corning, Inc.	102,606	1,862,299
FLIR Systems, Inc.	10,143	341,920
Jabil Circuit, Inc.	12,484	252,177
Molex, Inc.	8,810	227,034
		3,286,498
Internet Software & Services 1.6%
Akamai Technologies, Inc.*	11,908	374,745
eBay, Inc.*	74,638	2,408,568
Google, Inc. "A"*	16,425	8,317,292
Monster Worldwide, Inc.*	8,070	118,306
	Shares	Value ($)

VeriSign, Inc.	11,037	369,298
Yahoo!, Inc.*	86,507	1,301,065
		12,889,274
IT Services 3.2%
Automatic Data Processing, Inc.	32,936	1,735,068
Cognizant Technology Solutions Corp. "A"*	19,979	1,465,260
Computer Sciences Corp.	9,926	376,791
Fidelity National Information Services, Inc.	18,475	568,845
Fiserv, Inc.*	9,329	584,275
International Business Machines Corp.	79,147	13,577,668
MasterCard, Inc. "A"	6,155	1,854,748
Paychex, Inc.	20,441	627,947
SAIC, Inc.*	18,530	311,675
Teradata Corp.*	11,474	690,735
Total System Services, Inc.	10,303	191,430
Visa, Inc. "A"	31,326	2,639,529
Western Union Co.	41,545	832,146
		25,456,117
Office Electronics 0.1%
Xerox Corp.	93,727	975,698
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	36,689	256,456
Altera Corp.	21,416	992,632
Analog Devices, Inc.	19,046	745,460
Applied Materials, Inc.	87,729	1,141,354
Broadcom Corp. "A"*	31,762	1,068,474
First Solar, Inc.*	3,414	451,570
Intel Corp.	346,340	7,674,894
KLA-Tencor Corp.	10,737	434,634
Linear Technology Corp.	14,415	475,983
LSI Corp.*	38,905	277,004
MEMC Electronic Materials, Inc.*	14,237	121,442
Microchip Technology, Inc.	13,200	500,412
Micron Technology, Inc.*	54,487	407,563
National Semiconductor Corp.	15,095	371,488
Novellus Systems, Inc.*	5,741	207,480
NVIDIA Corp.*	40,085	638,754
Teradyne, Inc.*	11,515	170,422
Texas Instruments, Inc.	75,772	2,487,595
Xilinx, Inc.	17,875	651,901
		19,075,518
Software 3.6%
Adobe Systems, Inc.*	33,751	1,061,469
Autodesk, Inc.*	15,830	611,038
BMC Software, Inc.*	11,284	617,235
CA, Inc.	24,285	554,669
Citrix Systems, Inc.*	12,530	1,002,400
Compuware Corp.*	13,935	136,006
Electronic Arts, Inc.*	21,226	500,933
Intuit, Inc.*	18,238	945,823
Microsoft Corp.	484,956	12,608,856
Oracle Corp.	254,585	8,378,392
Red Hat, Inc.*	12,282	563,744
Salesforce.com, Inc.*	7,866	1,171,877
Symantec Corp.*	49,479	975,726
		29,128,168
Materials 3.6%
Chemicals 2.1%
Air Products & Chemicals, Inc.	13,904	1,328,944
Airgas, Inc.	4,746	332,410
	Shares	Value ($)

CF Industries Holdings, Inc.	4,855	687,808
Dow Chemical Co.	76,808	2,765,088
E.I. du Pont de Nemours & Co.	60,677	3,279,592
Eastman Chemical Co.	4,493	458,601
Ecolab, Inc.	15,647	882,178
FMC Corp.	4,513	388,208
International Flavors & Fragrances, Inc.	5,109	328,202
Monsanto Co.	35,034	2,541,366
PPG Industries, Inc.	10,164	922,790
Praxair, Inc.	19,915	2,158,587
Sigma-Aldrich Corp.	7,749	568,622
The Sherwin-Williams Co.	5,674	475,878
		17,118,274
Construction Materials 0.0%
Vulcan Materials Co.	8,170	314,790
Containers & Packaging 0.2%
Ball Corp.	10,764	413,984
Bemis Co., Inc.	6,762	228,420
Owens-Illinois, Inc.*	10,444	269,560
Sealed Air Corp.	10,109	240,493
		1,152,457
Metals & Mining 1.1%
AK Steel Holding Corp.	7,385	116,387
Alcoa, Inc.	70,709	1,121,445
Allegheny Technologies, Inc.	7,031	446,257
Cliffs Natural Resources, Inc.	9,717	898,337
Freeport-McMoRan Copper & Gold, Inc.	61,883	3,273,611
Newmont Mining Corp.	32,300	1,743,231
Nucor Corp.	20,132	829,841
Titanium Metals Corp.	6,057	110,964
United States Steel Corp.	9,072	417,675
		8,957,748
Paper & Forest Products 0.2%
International Paper Co.	29,771	887,771
MeadWestvaco Corp.	10,649	354,718
		1,242,489
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	387,003	12,155,764
CenturyLink, Inc.	39,698	1,604,990
Frontier Communications Corp.	63,119	509,371
Verizon Communications, Inc.	184,792	6,879,806
Windstream Corp.	31,856	412,854
		21,562,785
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	26,172	1,369,581
MetroPCS Communications, Inc.*	16,760	288,439
Sprint Nextel Corp.*	199,653	1,076,130
		2,734,150
Utilities 3.3%
Electric Utilities 1.8%
American Electric Power Co., Inc.	31,817	1,198,865
Duke Energy Corp.	87,010	1,638,398
Edison International	21,954	850,718
Entergy Corp.	12,091	825,573
Exelon Corp.	43,131	1,847,732
FirstEnergy Corp.	27,655	1,220,968
NextEra Energy, Inc.	27,561	1,583,655
Northeast Utilities	11,254	395,803
Pepco Holdings, Inc.	14,360	281,887
	Shares	Value ($)

Pinnacle West Capital Corp.	6,854	305,551
PPL Corp.	37,566	1,045,462
Progress Energy, Inc.	19,666	944,165
Southern Co.	55,027	2,221,990
		14,360,767
Gas Utilities 0.1%
Nicor, Inc.	2,902	158,855
ONEOK, Inc.	7,388	546,786
		705,641
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	42,440	540,686
Constellation Energy Group, Inc.	12,778	485,053
NRG Energy, Inc.*	15,647	384,603
		1,410,342
Multi-Utilities 1.2%
Ameren Corp.	15,196	438,253
CenterPoint Energy, Inc.	27,107	524,521
CMS Energy Corp.	16,007	315,178
Consolidated Edison, Inc.	19,460	1,036,050
Dominion Resources, Inc.	37,282	1,799,602
DTE Energy Co.	10,758	538,115
Integrys Energy Group, Inc.	4,986	258,474
NiSource, Inc.	17,699	358,405
PG&E Corp.	26,346	1,107,322
Public Service Enterprise Group, Inc.	33,639	1,097,977
SCANA Corp.	7,226	284,488
	Shares	Value ($)

Sempra Energy	16,180	855,598
TECO Energy, Inc.	13,649	257,830
Wisconsin Energy Corp.	14,715	461,315
Xcel Energy, Inc.	32,671	793,905
		10,127,033
Total Common Stocks (Cost $679,810,802)		785,659,969

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.07%**, 11/17/2011 (b) (Cost $1,139,753)	1,140,000	1,139,759

	Shares	Value ($)

Cash Equivalents 4.7%
Central Cash Management Fund, 0.11% (a) (Cost $37,828,143)	37,828,143	37,828,143

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $718,778,698)+	103.2	824,627,871
Other Assets and Liabilities, Net	(3.2)	(25,369,598)
Net Assets	100.0	799,258,273

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $747,391,360. At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $77,236,511. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $194,242,119 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $117,005,608.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At June 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

REIT: Real Estate Investment Trust

At June 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 Index	USD	9/15/2011	43	14,141,625	433,924

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (c)	$785,659,969	$—	$—	$785,659,969
Government & Agency Obligation (c)	—	1,139,759	—	1,139,759
Short-Term Investments (c)	37,828,143	—	—	37,828,143
Derivatives (d)	433,924	—	—	433,924
Total	$823,922,036	$1,139,759	$—	$825,061,795

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

(d) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $680,950,555)	$786,799,728
Investment in Central Cash Management Fund (cost $37,828,143)	37,828,143
Total investments in securities, at value (cost $718,778,698)	824,627,871
Cash	10,000
Receivable for investments sold	89,854
Receivable for Fund shares sold	89,977
Dividends receivable	970,678
Interest receivable	1,056
Receivable for daily variation margin on futures contracts	120,411
Other assets	8,837
Total assets	825,918,684
Liabilities
Payable for investments purchased	25,949,384
Payable for Fund shares redeemed	439,826
Accrued management fee	124,363
Other accrued expenses and payables	146,838
Total liabilities	26,660,411
Net assets, at value	$799,258,273
Net Assets Consist of
Undistributed net investment income	6,093,559
Net unrealized appreciation (depreciation) on: Investments	105,849,173
Futures	433,924
Accumulated net realized gain (loss)	(32,116,163)
Paid-in capital	718,997,780
Net assets, at value	$799,258,273
Class A Net Asset Value, offering and redemption price per share ($729,065,363 ÷ 53,128,853 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.72
Class B Net Asset Value, offering and redemption price per share ($50,193,292 ÷ 3,655,091 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.73
Class B2 Net Asset Value, offering and redemption price per share ($19,999,618 ÷ 1,456,505 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.73

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2011 (Unaudited)
Investment Income
Income: Dividends	$7,619,265
Interest	936
Income distributions — Central Cash Management Fund	4,281
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	9,110
Total income	7,633,592
Expenses: Management fee	777,780
Administration fee	389,552
Custodian fee	14,842
Distribution service fees (Class B and Class B2)	91,561
Recordkeeping fee (Class B2)	15,238
Services to shareholders	5,966
Professional fees	32,718
Trustees' fees and expenses	12,983
Reports to shareholders	24,251
Other	26,333
Total expenses	1,391,224
Net investment income (loss)	6,242,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	8,081,838
Futures	308,094
8,389,932
Change in net unrealized appreciation (depreciation) on: Investments	29,919,707
Futures	104,831
30,024,538
Net gain (loss)	38,414,470
Net increase (decrease) in net assets resulting from operations	$44,656,838

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations: Net investment income (loss)	$6,242,368	$12,547,750
Net realized gain (loss)	8,389,932	11,576,199
Change in net unrealized appreciation (depreciation)	30,024,538	78,148,670
Net increase (decrease) in net assets resulting from operations	44,656,838	102,272,619
Distributions to shareholders from: Net investment income: Class A	(11,499,201)	(12,705,478)
Class B	(693,566)	(822,134)
Class B2	(248,318)	(300,774)
Total distributions	(12,441,085)	(13,828,386)
Fund share transactions: Class A Proceeds from shares sold	42,549,750	34,225,993
Reinvestment of distributions	11,499,201	12,705,478
Payments for shares redeemed	(53,432,957)	(105,618,602)
Net increase (decrease) in net assets from Class A share transactions	615,994	(58,687,131)
Class B Proceeds from shares sold	2,625,562	3,731,491
Reinvestment of distributions	693,566	822,134
Payments for shares redeemed	(8,897,601)	(6,731,217)
Net increase (decrease) in net assets from Class B share transactions	(5,578,473)	(2,177,592)
Class B2 Proceeds from shares sold	33,241	559,322
Reinvestment of distributions	248,318	300,774
Cost of shares redeemed	(1,384,448)	(3,426,496)
Net increase (decrease) in net assets from Class B2 share transactions	(1,102,889)	(2,566,400)
Increase (decrease) in net assets	26,150,385	25,013,110
Net assets at beginning of period	773,107,888	748,094,778
Net assets at end of period (including undistributed net investment income of $6,093,559 and $12,292,276, respectively)	$799,258,273	$773,107,888

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Class A Shares outstanding at beginning of period	53,096,781	58,025,792
Shares sold	3,122,656	2,918,830
Shares issued to shareholders in reinvestment of distributions	819,032	1,017,252
Shares redeemed	(3,909,616)	(8,865,093)
Net increase (decrease) in Class A shares	32,072	(4,929,011)
Shares outstanding at end of period	53,128,853	53,096,781
Class B Shares outstanding at beginning of period	4,060,194	4,245,476
Shares sold	191,937	314,546
Shares issued to shareholders in reinvestment of distributions	49,329	65,771
Shares redeemed	(646,369)	(565,599)
Net increase (decrease) in Class B shares	(405,103)	(185,282)
Shares outstanding at end of period	3,655,091	4,060,194
Class B2 Shares outstanding at beginning of period	1,536,957	1,758,162
Shares sold	2,456	46,908
Shares issued to shareholders in reinvestment of distributions	17,661	24,042
Shares redeemed	(100,569)	(292,155)
Net increase (decrease) in Class B2 shares	(80,452)	(221,205)
Shares outstanding at end of period	1,456,505	1,536,957
The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/11 (Unaudited)		2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$13.17		$11.68	$9.55		$15.53		$14.97		$13.11
Income (loss) from investment operations: Net investment income (loss)a	.11		.21	.21		.27		.27		.24
Net realized and unrealized gain (loss)	.67		1.51	2.20		(5.93)		.52		1.78
Total from investment operations	.78		1.72	2.41		(5.66)		.79		2.02
Less distributions from: Net investment income	(.23)		(.23)	(.28)		(.32)		(.23)		(.16)
Net asset value, end of period	$13.72		$13.17	$11.68		$9.55		$15.53		$14.97
Total Return (%)	5.85	**	14.70	26.32	b	(37.15	)b	5.30	b	15.52	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	729		699	678		584		1,046		1,412
Ratio of expenses before expense reductions (%)	.33	*	.33	.34		.33		.33		.28
Ratio of expenses after expense reductions (%)	.33	*	.33	.32		.28		.30		.27
Ratio of net investment income (loss) (%)	1.63	*	1.74	2.10		2.07		1.71		1.73
Portfolio turnover rate (%)	4	**	5	8		6		7	c	9
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/11 (Unaudited)		2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$13.17		$11.68	$9.54		$15.52		$14.96		$13.10
Income (loss) from investment operations: Net investment income (loss)a	.09		.18	.18		.24		.23		.21
Net realized and unrealized gain (loss)	.66		1.51	2.22		(5.94)		.52		1.78
Total from investment operations	.75		1.69	2.40		(5.70)		.75		1.99
Less distributions from: Net investment income	(.19)		(.20)	(.26)		(.28)		(.19)		(.13)
Net asset value, end of period	$13.73		$13.17	$11.68		$9.54		$15.52		$14.96
Total Return (%)	5.66	**	14.52	26.03	b	(37.34	)b	5.03	b	15.24	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50		53	50		40		65		84
Ratio of expenses before expense reductions (%)	.58	*	.58	.59		.58		.58		.53
Ratio of expenses after expense reductions (%)	.58	*	.58	.57		.53		.55		.52
Ratio of net investment income (loss) (%)	1.38	*	1.49	1.85		1.82		1.46		1.48
Portfolio turnover rate (%)	4	**	5	8		6		7	c	9
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B2	Six Months Ended 6/30/11 (Unaudited)		2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$13.15		$11.67	$9.54		$15.51		$14.96		$13.09
Income (loss) from investment operations: Net investment income (loss)a	.08		.16	.17		.22		.21		.19
Net realized and unrealized gain (loss)	.67		1.50	2.21		(5.93)		.52		1.79
Total from investment operations	.75		1.66	2.38		(5.71)		.73		1.98
Less distributions from: Net investment income	(.17)		(.18)	(.25)		(.26)		(.18)		(.11)
Net asset value, end of period	$13.73		$13.15	$11.67		$9.54		$15.51		$14.96
Total Return (%)	5.66	**	14.29	25.79	b	(37.36	)b	4.85	b	15.20	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20		20	21		19		48		57
Ratio of expenses before expense reductions (%)	.73	*	.73	.74		.72		.72		.67
Ratio of expenses after expense reductions (%)	.73	*	.73	.70		.63		.65		.63
Ratio of net investment income (loss) (%)	1.23	*	1.34	1.72		1.72		1.36		1.37
Portfolio turnover rate (%)	4	**	5	8		6		7	c	9
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate up to 0.25% and 0.15%, respectively, of Class B and Class B2 shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan at June 30, 2011.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $11,647,000, including $1,072,000 inherited from its merger with an affiliated fund in fiscal year 2005, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2012 ($1,072,000) and December 31, 2017 ($10,575,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2011, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $11,559,000 to $14,142,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$433,924

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$308,094

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$104,831

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $35,023,148 and $49,346,598, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays an annual management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2011, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.20% of the Fund's average daily net assets.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2011, the Administration Fee was $389,552, of which $62,181 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2011, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2011
Class B	$66,164	$10,088
Class B2	25,397	4,021
	$91,561	$14,109

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2011
Class A	$313	$220
Class B	44	31
Class B2	22	15
	$379	$266

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,121, of which $311 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2011.

F. Ownership of the Fund

At June 30, 2011, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 62% and 11%, respectively. At June 30, 2011, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 88%. At June 30, 2011, one participating insurance company was a beneficial owner of record of 100% of the total outstanding Class B2 shares of the Fund.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-equ500-3 (R-023161-1 8/11)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 18, 2011